Market risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Loans payable	¥ 0	¥ 161,439
Convertible notes payable	12,922	10,011
Trade payable	1,302	0
Loan receivables		248,350
Trade receivable	12,568	0
Market risk [member]
Statement [Line Items]
Loan receivables	0	193,682
Trade receivable	¥ 12,568	¥ 0